Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2018	Mar. 31, 2018
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	¥ 370,166	¥ 203,873
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(4,571)	(8,397)
Available-for-sale Securities, 12 months or more Fair value	208,591	151,263
Available-for-sale Securities, 12 months or more Gross unrealized losses	(6,338)	(7,459)
Available-for-sale Securities, Total Fair value	578,757	355,136
Available-for-sale Securities, Total Gross unrealized losses	(10,909)	(15,856)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	95,124	72,523
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(1,259)	(5,599)
Available-for-sale Securities, 12 months or more Fair value	69,241	27,458
Available-for-sale Securities, 12 months or more Gross unrealized losses	(1,228)	(1,840)
Available-for-sale Securities, Total Fair value	164,365	99,981
Available-for-sale Securities, Total Gross unrealized losses	(2,487)	(7,439)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	54,085	17,208
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(445)	(125)
Available-for-sale Securities, 12 months or more Fair value	19,373	19,479
Available-for-sale Securities, 12 months or more Gross unrealized losses	(584)	(435)
Available-for-sale Securities, Total Fair value	73,458	36,687
Available-for-sale Securities, Total Gross unrealized losses	(1,029)	(560)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	198,506	90,216
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(2,572)	(2,011)
Available-for-sale Securities, 12 months or more Fair value	112,777	89,573
Available-for-sale Securities, 12 months or more Gross unrealized losses	(3,503)	(2,594)
Available-for-sale Securities, Total Fair value	311,283	179,789
Available-for-sale Securities, Total Gross unrealized losses	(6,075)	(4,605)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	648	12,798
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(47)	(359)
Available-for-sale Securities, 12 months or more Fair value	6,169	7,065
Available-for-sale Securities, 12 months or more Gross unrealized losses	(987)	(801)
Available-for-sale Securities, Total Fair value	6,817	19,863
Available-for-sale Securities, Total Gross unrealized losses	(1,034)	(1,160)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	21,803	4,623
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(248)	(56)
Available-for-sale Securities, 12 months or more Fair value	1,031	774
Available-for-sale Securities, 12 months or more Gross unrealized losses	(36)	(10)
Available-for-sale Securities, Total Fair value	22,834	5,397
Available-for-sale Securities, Total Gross unrealized losses	¥ (284)	(66)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		6,505
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(247)
Available-for-sale Securities, 12 months or more Fair value		6,914
Available-for-sale Securities, 12 months or more Gross unrealized losses		(1,779)
Available-for-sale Securities, Total Fair value		13,419
Available-for-sale Securities, Total Gross unrealized losses		¥ (2,026)